Intangible assets (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Detailed Information about Intangible Assets

At December 31, 2019 – Audited	Acquired development programs £’000
Cost	45,527
Accumulated revision to estimated value	(1,071)

Net book amount	44,456

Six months ended June 30, 2020 – Unaudited
At January 1, 2020	44,456
Sale of Navi	(13,386)
Revision to estimated value	806

At June 30, 2020	31,876
At June 30, 2020 – Unaudited
Cost	32,141
Accumulated revision to estimated value	(265)
Net b ook amount	31,876